Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Summer Street Trust
Entity Central Index Key	0000225322
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Fidelity Water Sustainability Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Water Sustainability Fund
Class Name	Fidelity® Water Sustainability Fund
Trading Symbol	FLOWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Water Sustainability Fund for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Water Sustainability Fund	$ 46	0.87%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.87%
Net Assets	$ 146,199,701
Holdings Count | shares	43
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$146,199,701
Number of Holdings	43
Portfolio Turnover	19%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 57.8 Utilities 35.4 Materials 2.0 Information Technology 0.9 Energy 0.9 Consumer Discretionary 0.5 Common Stocks 97.5 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.5 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 United States 64.3 United Kingdom 14.8 Brazil 7.8 Switzerland 6.7 Japan 2.7 France 1.9 Italy 1.3 Korea (South) 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 64.3 United Kingdom - 14.8 Brazil - 7.8 Switzerland - 6.7 Japan - 2.7 France - 1.9 Italy - 1.3 Korea (South) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Severn Trent PLC 7.0 United Utilities Group PLC 6.7 Essential Utilities Inc 6.0 Pentair PLC 5.9 Cia de Saneamento Basico do Estado de Sao Paulo SABESP 5.6 Watts Water Technologies Inc Class A 4.9 American Water Works Co Inc 4.9 Core & Main Inc Class A 4.8 Advanced Drainage Systems Inc 4.0 Geberit AG 3.6 53.4
Fidelity Sustainable U.S. Equity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable U.S. Equity Fund
Class Name	Fidelity® Sustainable U.S. Equity Fund
Trading Symbol	FSEBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable U.S. Equity Fund	$ 49	0.90%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.90%
Net Assets	$ 30,631,478
Holdings Count | shares	85
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$30,631,478
Number of Holdings	85
Portfolio Turnover	64%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.1 Consumer Discretionary 12.0 Health Care 11.9 Industrials 11.0 Financials 10.7 Communication Services 9.6 Consumer Staples 5.3 Materials 1.9 Real Estate 1.9 Energy 1.0 Utilities 0.9 Common Stocks 98.2 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 United States 91.9 Taiwan 1.8 Canada 1.0 Belgium 0.8 United Kingdom 0.8 France 0.7 Italy 0.7 Japan 0.7 India 0.6 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.9 Taiwan - 1.8 Canada - 1.0 Belgium - 0.8 United Kingdom - 0.8 France - 0.7 Italy - 0.7 Japan - 0.7 India - 0.6 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.2 Apple Inc 7.1 Microsoft Corp 6.2 Alphabet Inc Class A 5.7 Amazon.com Inc 4.8 Eli Lilly & Co 2.5 JPMorgan Chase & Co 2.3 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.8 Micron Technology Inc 1.7 Mastercard Inc Class A 1.6 41.9
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable U.S. Equity Fund
Class Name	Fidelity Advisor® Sustainable U.S. Equity Fund Class Z
Trading Symbol	FSEWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 41	0.75%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.75%
Net Assets	$ 30,631,478
Holdings Count | shares	85
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$30,631,478
Number of Holdings	85
Portfolio Turnover	64%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.1 Consumer Discretionary 12.0 Health Care 11.9 Industrials 11.0 Financials 10.7 Communication Services 9.6 Consumer Staples 5.3 Materials 1.9 Real Estate 1.9 Energy 1.0 Utilities 0.9 Common Stocks 98.2 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 United States 91.9 Taiwan 1.8 Canada 1.0 Belgium 0.8 United Kingdom 0.8 France 0.7 Italy 0.7 Japan 0.7 India 0.6 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.9 Taiwan - 1.8 Canada - 1.0 Belgium - 0.8 United Kingdom - 0.8 France - 0.7 Italy - 0.7 Japan - 0.7 India - 0.6 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.2 Apple Inc 7.1 Microsoft Corp 6.2 Alphabet Inc Class A 5.7 Amazon.com Inc 4.8 Eli Lilly & Co 2.5 JPMorgan Chase & Co 2.3 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.8 Micron Technology Inc 1.7 Mastercard Inc Class A 1.6 41.9
Fidelity Advisor Sustainable U.S. Equity Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable U.S. Equity Fund
Class Name	Fidelity Advisor® Sustainable U.S. Equity Fund Class M
Trading Symbol	FSEPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 76	1.40%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.40%
Net Assets	$ 30,631,478
Holdings Count | shares	85
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$30,631,478
Number of Holdings	85
Portfolio Turnover	64%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.1 Consumer Discretionary 12.0 Health Care 11.9 Industrials 11.0 Financials 10.7 Communication Services 9.6 Consumer Staples 5.3 Materials 1.9 Real Estate 1.9 Energy 1.0 Utilities 0.9 Common Stocks 98.2 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 United States 91.9 Taiwan 1.8 Canada 1.0 Belgium 0.8 United Kingdom 0.8 France 0.7 Italy 0.7 Japan 0.7 India 0.6 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.9 Taiwan - 1.8 Canada - 1.0 Belgium - 0.8 United Kingdom - 0.8 France - 0.7 Italy - 0.7 Japan - 0.7 India - 0.6 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.2 Apple Inc 7.1 Microsoft Corp 6.2 Alphabet Inc Class A 5.7 Amazon.com Inc 4.8 Eli Lilly & Co 2.5 JPMorgan Chase & Co 2.3 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.8 Micron Technology Inc 1.7 Mastercard Inc Class A 1.6 41.9
Fidelity Advisor Sustainable U.S. Equity Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable U.S. Equity Fund
Class Name	Fidelity Advisor® Sustainable U.S. Equity Fund Class I
Trading Symbol	FSEQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 49	0.90%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.90%
Net Assets	$ 30,631,478
Holdings Count | shares	85
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$30,631,478
Number of Holdings	85
Portfolio Turnover	64%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.1 Consumer Discretionary 12.0 Health Care 11.9 Industrials 11.0 Financials 10.7 Communication Services 9.6 Consumer Staples 5.3 Materials 1.9 Real Estate 1.9 Energy 1.0 Utilities 0.9 Common Stocks 98.2 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 United States 91.9 Taiwan 1.8 Canada 1.0 Belgium 0.8 United Kingdom 0.8 France 0.7 Italy 0.7 Japan 0.7 India 0.6 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.9 Taiwan - 1.8 Canada - 1.0 Belgium - 0.8 United Kingdom - 0.8 France - 0.7 Italy - 0.7 Japan - 0.7 India - 0.6 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.2 Apple Inc 7.1 Microsoft Corp 6.2 Alphabet Inc Class A 5.7 Amazon.com Inc 4.8 Eli Lilly & Co 2.5 JPMorgan Chase & Co 2.3 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.8 Micron Technology Inc 1.7 Mastercard Inc Class A 1.6 41.9
Fidelity Advisor Sustainable U.S. Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable U.S. Equity Fund
Class Name	Fidelity Advisor® Sustainable U.S. Equity Fund Class C
Trading Symbol	FSEOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 103	1.90%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.90%
Net Assets	$ 30,631,478
Holdings Count | shares	85
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$30,631,478
Number of Holdings	85
Portfolio Turnover	64%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.1 Consumer Discretionary 12.0 Health Care 11.9 Industrials 11.0 Financials 10.7 Communication Services 9.6 Consumer Staples 5.3 Materials 1.9 Real Estate 1.9 Energy 1.0 Utilities 0.9 Common Stocks 98.2 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 United States 91.9 Taiwan 1.8 Canada 1.0 Belgium 0.8 United Kingdom 0.8 France 0.7 Italy 0.7 Japan 0.7 India 0.6 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.9 Taiwan - 1.8 Canada - 1.0 Belgium - 0.8 United Kingdom - 0.8 France - 0.7 Italy - 0.7 Japan - 0.7 India - 0.6 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.2 Apple Inc 7.1 Microsoft Corp 6.2 Alphabet Inc Class A 5.7 Amazon.com Inc 4.8 Eli Lilly & Co 2.5 JPMorgan Chase & Co 2.3 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.8 Micron Technology Inc 1.7 Mastercard Inc Class A 1.6 41.9
Fidelity Advisor Sustainable U.S. Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable U.S. Equity Fund
Class Name	Fidelity Advisor® Sustainable U.S. Equity Fund Class A
Trading Symbol	FSEKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 63	1.15%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.15%
Net Assets	$ 30,631,478
Holdings Count | shares	85
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$30,631,478
Number of Holdings	85
Portfolio Turnover	64%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.1 Consumer Discretionary 12.0 Health Care 11.9 Industrials 11.0 Financials 10.7 Communication Services 9.6 Consumer Staples 5.3 Materials 1.9 Real Estate 1.9 Energy 1.0 Utilities 0.9 Common Stocks 98.2 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 United States 91.9 Taiwan 1.8 Canada 1.0 Belgium 0.8 United Kingdom 0.8 France 0.7 Italy 0.7 Japan 0.7 India 0.6 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.9 Taiwan - 1.8 Canada - 1.0 Belgium - 0.8 United Kingdom - 0.8 France - 0.7 Italy - 0.7 Japan - 0.7 India - 0.6 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.2 Apple Inc 7.1 Microsoft Corp 6.2 Alphabet Inc Class A 5.7 Amazon.com Inc 4.8 Eli Lilly & Co 2.5 JPMorgan Chase & Co 2.3 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.8 Micron Technology Inc 1.7 Mastercard Inc Class A 1.6 41.9
Fidelity SAI Sustainable U.S. Equity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Sustainable U.S. Equity Fund
Class Name	Fidelity® SAI Sustainable U.S. Equity Fund
Trading Symbol	FIDEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Sustainable U.S. Equity Fund for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable U.S. Equity Fund	$ 29	0.53%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.53%
Net Assets	$ 412,549,499
Holdings Count | shares	84
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$412,549,499
Number of Holdings	84
Portfolio Turnover	66%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.1 Consumer Discretionary 12.2 Health Care 12.2 Industrials 11.1 Financials 10.8 Communication Services 9.4 Consumer Staples 5.5 Materials 1.9 Real Estate 1.9 Energy 1.0 Utilities 0.9 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 91.8 Taiwan 1.8 Canada 1.0 Belgium 0.9 United Kingdom 0.9 France 0.8 Italy 0.7 Japan 0.7 India 0.6 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.8 Taiwan - 1.8 Canada - 1.0 Belgium - 0.9 United Kingdom - 0.9 France - 0.8 Italy - 0.7 Japan - 0.7 India - 0.6 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.9 Apple Inc 6.8 Microsoft Corp 5.9 Alphabet Inc Class A 5.4 Amazon.com Inc 4.9 Eli Lilly & Co 2.6 JPMorgan Chase & Co 2.3 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.8 Micron Technology Inc 1.6 Mastercard Inc Class A 1.6 40.8
Fidelity SAI Sustainable Sector Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Sustainable Sector Fund
Class Name	Fidelity® SAI Sustainable Sector Fund
Trading Symbol	FIDJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Sustainable Sector Fund for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Sector Fund	$ 23	0.43%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.43%
Net Assets	$ 574,080,684
Holdings Count | shares	257
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$574,080,684
Number of Holdings	257
Portfolio Turnover	57%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 34.5 Financials 12.3 Consumer Discretionary 10.5 Health Care 9.8 Communication Services 9.0 Industrials 7.6 Consumer Staples 4.3 Energy 3.1 Utilities 2.0 Real Estate 1.9 Materials 1.6 Common Stocks 96.6 Domestic Equity Funds 2.4 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.6 Domestic Equity Funds - 2.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 93.8 Taiwan 1.2 Canada 1.0 Korea (South) 0.7 Netherlands 0.7 Spain 0.3 France 0.3 Greece 0.3 Belgium 0.3 Others 1.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.8 Taiwan - 1.2 Canada - 1.0 Korea (South) - 0.7 Netherlands - 0.7 Spain - 0.3 France - 0.3 Greece - 0.3 Belgium - 0.3 Others - 1.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.8 Apple Inc 7.3 Microsoft Corp 6.9 Alphabet Inc Class A 6.0 Amazon.com Inc 4.2 Broadcom Inc 2.9 iShares ESG MSCI USA Leaders ETF 2.4 Tesla Inc 1.8 Mastercard Inc Class A 1.4 Exxon Mobil Corp 1.3 42.0
Fidelity Climate Action Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Climate Action Fund
Class Name	Fidelity® Climate Action Fund
Trading Symbol	FCAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Climate Action Fund	$ 59	1.05%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.05%
Net Assets	$ 44,170,955
Holdings Count | shares	98
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$44,170,955
Number of Holdings	98
Portfolio Turnover	32%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 35.7 Industrials 18.0 Health Care 14.2 Consumer Discretionary 12.2 Financials 8.1 Communication Services 7.7 Materials 1.4 Energy 1.0 Consumer Staples 0.9 Utilities 0.5 Common Stocks 99.7 Preferred Securities 0.0 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Preferred Securities - 0.0 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 88.0 China 3.1 Korea (South) 1.3 United Kingdom 1.3 Denmark 1.1 France 0.9 Germany 0.8 Canada 0.6 Italy 0.6 Others 2.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.0 China - 3.1 Korea (South) - 1.3 United Kingdom - 1.3 Denmark - 1.1 France - 0.9 Germany - 0.8 Canada - 0.6 Italy - 0.6 Others - 2.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 7.7 NVIDIA Corp 6.1 Apple Inc 5.8 Microsoft Corp 5.2 Tesla Inc 3.6 First Solar Inc 2.5 Morgan Stanley 2.4 Gilead Sciences Inc 1.8 Lowe's Cos Inc 1.7 Amazon.com Inc 1.7 38.5
Fidelity Advisor Climate Action Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Climate Action Fund
Class Name	Fidelity Advisor® Climate Action Fund Class Z
Trading Symbol	FCLZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 51	0.91%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.91%
Net Assets	$ 44,170,955
Holdings Count | shares	98
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$44,170,955
Number of Holdings	98
Portfolio Turnover	32%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 35.7 Industrials 18.0 Health Care 14.2 Consumer Discretionary 12.2 Financials 8.1 Communication Services 7.7 Materials 1.4 Energy 1.0 Consumer Staples 0.9 Utilities 0.5 Common Stocks 99.7 Preferred Securities 0.0 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Preferred Securities - 0.0 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 88.0 China 3.1 Korea (South) 1.3 United Kingdom 1.3 Denmark 1.1 France 0.9 Germany 0.8 Canada 0.6 Italy 0.6 Others 2.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.0 China - 3.1 Korea (South) - 1.3 United Kingdom - 1.3 Denmark - 1.1 France - 0.9 Germany - 0.8 Canada - 0.6 Italy - 0.6 Others - 2.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 7.7 NVIDIA Corp 6.1 Apple Inc 5.8 Microsoft Corp 5.2 Tesla Inc 3.6 First Solar Inc 2.5 Morgan Stanley 2.4 Gilead Sciences Inc 1.8 Lowe's Cos Inc 1.7 Amazon.com Inc 1.7 38.5
Fidelity Advisor Climate Action Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Climate Action Fund
Class Name	Fidelity Advisor® Climate Action Fund Class M
Trading Symbol	FCAOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 86	1.55%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.55%
Net Assets	$ 44,170,955
Holdings Count | shares	98
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$44,170,955
Number of Holdings	98
Portfolio Turnover	32%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 35.7 Industrials 18.0 Health Care 14.2 Consumer Discretionary 12.2 Financials 8.1 Communication Services 7.7 Materials 1.4 Energy 1.0 Consumer Staples 0.9 Utilities 0.5 Common Stocks 99.7 Preferred Securities 0.0 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Preferred Securities - 0.0 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 88.0 China 3.1 Korea (South) 1.3 United Kingdom 1.3 Denmark 1.1 France 0.9 Germany 0.8 Canada 0.6 Italy 0.6 Others 2.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.0 China - 3.1 Korea (South) - 1.3 United Kingdom - 1.3 Denmark - 1.1 France - 0.9 Germany - 0.8 Canada - 0.6 Italy - 0.6 Others - 2.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 7.7 NVIDIA Corp 6.1 Apple Inc 5.8 Microsoft Corp 5.2 Tesla Inc 3.6 First Solar Inc 2.5 Morgan Stanley 2.4 Gilead Sciences Inc 1.8 Lowe's Cos Inc 1.7 Amazon.com Inc 1.7 38.5
Fidelity Advisor Climate Action Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Climate Action Fund
Class Name	Fidelity Advisor® Climate Action Fund Class I
Trading Symbol	FCAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 58	1.05%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.05%
Net Assets	$ 44,170,955
Holdings Count | shares	98
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$44,170,955
Number of Holdings	98
Portfolio Turnover	32%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 35.7 Industrials 18.0 Health Care 14.2 Consumer Discretionary 12.2 Financials 8.1 Communication Services 7.7 Materials 1.4 Energy 1.0 Consumer Staples 0.9 Utilities 0.5 Common Stocks 99.7 Preferred Securities 0.0 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Preferred Securities - 0.0 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 88.0 China 3.1 Korea (South) 1.3 United Kingdom 1.3 Denmark 1.1 France 0.9 Germany 0.8 Canada 0.6 Italy 0.6 Others 2.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.0 China - 3.1 Korea (South) - 1.3 United Kingdom - 1.3 Denmark - 1.1 France - 0.9 Germany - 0.8 Canada - 0.6 Italy - 0.6 Others - 2.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 7.7 NVIDIA Corp 6.1 Apple Inc 5.8 Microsoft Corp 5.2 Tesla Inc 3.6 First Solar Inc 2.5 Morgan Stanley 2.4 Gilead Sciences Inc 1.8 Lowe's Cos Inc 1.7 Amazon.com Inc 1.7 38.5
Fidelity Advisor Climate Action Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Climate Action Fund
Class Name	Fidelity Advisor® Climate Action Fund Class C
Trading Symbol	FCALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 114	2.05%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	2.05%
Net Assets	$ 44,170,955
Holdings Count | shares	98
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$44,170,955
Number of Holdings	98
Portfolio Turnover	32%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 35.7 Industrials 18.0 Health Care 14.2 Consumer Discretionary 12.2 Financials 8.1 Communication Services 7.7 Materials 1.4 Energy 1.0 Consumer Staples 0.9 Utilities 0.5 Common Stocks 99.7 Preferred Securities 0.0 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Preferred Securities - 0.0 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 88.0 China 3.1 Korea (South) 1.3 United Kingdom 1.3 Denmark 1.1 France 0.9 Germany 0.8 Canada 0.6 Italy 0.6 Others 2.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.0 China - 3.1 Korea (South) - 1.3 United Kingdom - 1.3 Denmark - 1.1 France - 0.9 Germany - 0.8 Canada - 0.6 Italy - 0.6 Others - 2.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 7.7 NVIDIA Corp 6.1 Apple Inc 5.8 Microsoft Corp 5.2 Tesla Inc 3.6 First Solar Inc 2.5 Morgan Stanley 2.4 Gilead Sciences Inc 1.8 Lowe's Cos Inc 1.7 Amazon.com Inc 1.7 38.5
Fidelity Advisor Climate Action Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Climate Action Fund
Class Name	Fidelity Advisor® Climate Action Fund Class A
Trading Symbol	FCAJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 73	1.30%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.30%
Net Assets	$ 44,170,955
Holdings Count | shares	98
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$44,170,955
Number of Holdings	98
Portfolio Turnover	32%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 35.7 Industrials 18.0 Health Care 14.2 Consumer Discretionary 12.2 Financials 8.1 Communication Services 7.7 Materials 1.4 Energy 1.0 Consumer Staples 0.9 Utilities 0.5 Common Stocks 99.7 Preferred Securities 0.0 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Preferred Securities - 0.0 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 88.0 China 3.1 Korea (South) 1.3 United Kingdom 1.3 Denmark 1.1 France 0.9 Germany 0.8 Canada 0.6 Italy 0.6 Others 2.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.0 China - 3.1 Korea (South) - 1.3 United Kingdom - 1.3 Denmark - 1.1 France - 0.9 Germany - 0.8 Canada - 0.6 Italy - 0.6 Others - 2.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 7.7 NVIDIA Corp 6.1 Apple Inc 5.8 Microsoft Corp 5.2 Tesla Inc 3.6 First Solar Inc 2.5 Morgan Stanley 2.4 Gilead Sciences Inc 1.8 Lowe's Cos Inc 1.7 Amazon.com Inc 1.7 38.5
Fidelity Agricultural Productivity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Agricultural Productivity Fund
Class Name	Fidelity® Agricultural Productivity Fund
Trading Symbol	FARMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Agricultural Productivity Fund for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Agricultural Productivity Fund	$ 47	0.95%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
Net Assets	$ 36,210,873
Holdings Count | shares	24
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$36,210,873
Number of Holdings	24
Portfolio Turnover	30%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Materials 35.9 Consumer Staples 33.5 Industrials 30.2 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 74.3 Canada 9.4 United Kingdom 4.9 Hong Kong 3.4 Faroe Islands 2.7 Saudi Arabia 2.4 Japan 1.5 Indonesia 1.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 74.3 Canada - 9.4 United Kingdom - 4.9 Hong Kong - 3.4 Faroe Islands - 2.7 Saudi Arabia - 2.4 Japan - 1.5 Indonesia - 1.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Deere & Co 22.8 Corteva Inc 17.3 Nutrien Ltd 9.4 Cranswick PLC 4.9 Archer-Daniels-Midland Co 4.9 Bunge Global SA 4.8 Mosaic Co/The 3.6 WH Group Ltd 3.4 CF Industries Holdings Inc 2.9 Toro Co/The 2.9 76.9